UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  August 7, 2007
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: 3,510,059


List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM             00163T109        76673 1440686  SH      Sole                 661946        778740
                                                                  722   13570  SH      Defined  1            13570             0
Acadia Realty Trust            COM             004239109          741   28540  SH      Sole                  28540             0
                                                                  636   24500  SH      Defined  1            24500             0
Alexander's Inc                COM             014752109         1473    3643  SH      Sole                   3643             0
                                                                 1435    3550  SH      Defined  1             3550             0
Alexandria Real Estate Equitie COM             015271109        38075  393255  SH      Sole                 181021        212234
                                                                  543    5610  SH      Defined  1             5610             0
Archstone-Smith Trust          COM             039583109         1256   21266  SH      Sole                  21266             0
                                                                  891   15070  SH      Defined  1            15070             0
AvalonBay Communities, Inc.    COM             053484101       281087 2364454  SH      Sole                1267339       1097115
                                                                 2128   17900  SH      Defined  1            17900             0
BRE Properties, Inc.           COM             05564E106       153418 2587589  SH      Sole                1356897       1230692
                                                                 1424   24010  SH      Defined  1            24010             0
Biomed Realty Trust            COM             09063H107         8123  323402  SH      Sole                 157068        166334
                                                                  294   11700  SH      Defined  1            11700             0
Boston Properties, Inc.        COM             101121101       173085 1694758  SH      Sole                 771771        922987
                                                                 1685   16500  SH      Defined  1            16500             0
Brandywine Realty Trust        COM             105368203          157    5505  SH      Sole                   5505             0
                                                                  121    4241  SH      Defined  1             4241             0
Brookfield Properties Corp.    COM             112900105       144261 5934226  SH      Sole                3156256       2777970
                                                                  985   40500  SH      Defined  1            40500             0
Camden Property Trust          COM             133131102        59350  886216  SH      Sole                 408085        478131
                                                                  521    7780  SH      Defined  1             7780             0
Corporate Office Properties    COM             22002T108        99548 2427402  SH      Sole                1259483       1167919
                                                                  664   16200  SH      Defined  1            16200             0
DiamondRock Hospitality        COM             252784301        96880 5077555  SH      Sole                2646306       2431249
Dividend Capital Trust, Inc    COM             233153105           27    2500  SH      Sole                   2500             0
Douglas Emmett Inc.            COM             25960P109        22081  892533  SH      Sole                 493658        398875
                                                                 1237   50000  SH      Defined  1            50000             0
Equity Lifestyle Properties    COM             29472R108        17061  326900  SH      Sole                 143100        183800
Equity Residential             COM             29476L107       197538 4329121  SH      Sole                2216682       2112439
                                                                 2047   44870  SH      Defined  1            44870             0
Essex Property Trust, Inc.     COM             297178105        96872  832954  SH      Sole                 432629        400325
                                                                  914    7860  SH      Defined  1             7860             0
Federal Realty Investment Trus COM             313747206        74256  961118  SH      Sole                 441617        519501
                                                                  845   10940  SH      Defined  1            10940             0
Forest City Enterprises - Clas COM             345550107         8330  135485  SH      Sole                  60385         75100
                                                                  264    4300  SH      Defined  1             4300             0
General Growth Properties      COM             370021107       206406 3898131  SH      Sole                2046655       1851476
                                                                 2415   45610  SH      Defined  1            45610             0
Highwoods Properties, Inc.     COM             431284108          153    4091  SH      Sole                   4091             0
                                                                  109    2900  SH      Defined  1             2900             0
Hilton Hotels Corp Com         COM             432848109        56706 1694247  SH      Sole                 767759        926488
Host Hotels & Resorts, Inc.    COM             44107P104       129686 5609223  SH      Sole                2918289       2690934
Jones Lang Lasalle Inc         COM             48020Q107         2894   25500  SH      Sole                  25500             0
Kilroy Realty                  COM             49427F108       115332 1628061  SH      Sole                 852731        775330
                                                                  963   13590  SH      Defined  1            13590             0
Kimco Realty Corp.             COM             49446R109          178    4689  SH      Sole                   4689             0
                                                                  154    4040  SH      Defined  1             4040             0
Liberty Property Trust         COM             531172104          146    3318  SH      Sole                   3318             0
                                                                  131    2990  SH      Defined  1             2990             0
Mack-Cali Realty Corporation   COM             554489104          260    5977  SH      Sole                   5977             0
                                                                  230    5290  SH      Defined  1             5290             0
Maguire Properties Inc.        COM             559775101        98986 2883366  SH      Sole                1314009       1569357
                                                                  820   23900  SH      Defined  1            23900             0
Marriott International-CL A    COM             571903202         5271  121900  SH      Sole                 121900             0
Pennsylvania Real Estate       COM             709102107           40     900  SH      Sole                    900             0
Post Properties, Inc.          COM             737464107          306    5859  SH      Sole                   5859             0
                                                                  235    4500  SH      Defined  1             4500             0
ProLogis                       COM             743410102       102219 1796458  SH      Sole                 829432        967026
                                                                 1148   20180  SH      Defined  1            20180             0
Regency Centers Corp           COM             758849103          704    9989  SH      Sole                   9989             0
                                                                  623    8830  SH      Defined  1             8830             0
SL Green Realty Corp           COM             78440X101       181768 1467171  SH      Sole                 796726        670445
                                                                 1529   12340  SH      Defined  1            12340             0
Simon Property Group, Inc.     COM             828806109       223216 2399140  SH      Sole                1098688       1300452
                                                                 2530   27190  SH      Defined  1            27190             0
Starwood Hotels & Resorts Worl COM             85590A401       195417 2913639  SH      Sole                1573129       1340510
Taubman Centers, Inc.          COM             876664103       113961 2297124  SH      Sole                1264716       1032408
                                                                 1146   23100  SH      Defined  1            23100             0
The Macerich Company           COM             554382101       182462 2213812  SH      Sole                1204528       1009284
                                                                 1648   19990  SH      Defined  1            19990             0
UDR, Inc.                      COM             902653104          295   11201  SH      Sole                  11201             0
                                                                  239    9100  SH      Defined  1             9100             0
Vornado Realty Trust           COM             929042109       309006 2813237  SH      Sole                1496857       1316380
                                                                 2818   25660  SH      Defined  1            25660             0
Weingarten Realty Investors    COM             948741103          260    6334  SH      Defined  1             6334             0
REPORT SUMMARY                               78DATA RECORDS   3510059            1OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED